CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Rental income	$ 5,648,014	$ 4,934,201
Expenses:
Property operating and maintenance	1,684,431	1,552,051
Real estate taxes	875,641	753,994
Acquisition costs	147,099	375,780
Depreciation and amortization	1,334,555	1,162,312
General and administration	1,921,244	2,060,327
Noncash share-based compensation	425,000	113,045
Total expenses	6,387,970	6,017,509
Operating loss	(739,956)	(1,083,308)
Other income (expenses):
Other income	4,957	31,447
Interest expense	(1,037,355)	(744,000)
Total other income (expenses), net	(1,032,398)	(712,553)
Net loss	$ (1,772,354)	$ (1,795,861)
Net loss per share
(Basic and fully diluted)	$ (0.22)	$ (0.26)
Weighted average number of common shares outstanding	8,197,073	7,016,796